Commitments - Schedule of other contractual commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 244,783	$ 328,320
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	100,753
Years ending 2022 - 2023
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	144,030
Capital purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,781	0
Capital purchase obligations | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,781
Capital purchase obligations | Years ending 2022 - 2023
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Other contractual commitments
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	235,002	$ 328,320
Other contractual commitments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	90,972
Other contractual commitments | Years ending 2022 - 2023
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 144,030